KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Key Management Compensation [Abstract]
Disclosure of detailed information about management compensation [Table Text Block]
For the year ended December 31,	2024	2023
	$	$
Salaries and director fees	4,134,306	1,712,067
Share-based payments	2,310,875	1,417,844

KEY MANAGEMENT COMPENSATION	6,445,181	3,129,911